Segment Results - Corporate Divisions - Corporate Bank (Detail) - Corporate Bank [Member] - EUR (€) € in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Net revenues [Abstract]
Global Transaction Banking		€ 965	€ 932	€ 1,933	€ 1,916
Commercial Banking		363	362	721	720
Total net revenues		1,328	1,294	2,653	2,636
Provision for credit losses		145	61	251	106
Noninterest expenses [Abstract]
Compensation and benefits		254	261	527	531
General and administrative expenses		852	745	1,662	1,486
Impairment of goodwill and other intangible assets		0	491	0	491
Restructuring activities		0	13	5	13
Total noninterest expenses		1,106	1,509	2,194	2,521
Noncontrolling interests		0	0	0	0
Profit (loss) before tax		77	(277)	208	9
Total assets	[1]	240,647	231,950	240,647	231,950
Loans gross of allowances for loan losses	[1]	€ 119,990	€ 118,401	€ 119,990	€ 118,401

[1]	As of quarter-end.